RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
RECEIVABLES
Summary of receivables

	December 31, 2023	December 31, 2022
Mineral Exploration Tax Credit (“METC”)	$353	$3,001
Goods and services tax	1,359	2,090
PST rebate	556	556
Lease incentive receivable	905	—
Other	52	35
Total	$3,225	$5,682